SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

        On April 10, 2013, the Company announced changes to its existing operational framework with Nokia Siemens Networks. In line with the renewed framework, the Company will continue to be the preferred, strategic supplier to Nokia Siemens Networks of packet microwave and related products, and the companies will jointly coordinate technology development activities.

        Under the terms of the renewed framework, on April 12, 2013 Nokia Siemens paid $13,843 to the Company which settled the balance of Company's contingent receivable. Nokia Siemens Networks will take on additional commitments and costs so that DragonWave can continue to develop and supply microwave products. The Italian services agreement, pursuant to which Nokia Siemens Networks has provided research & development and certain other services to DragonWave since June 1, 2012, was terminated. As a result, the company will reduce accounts payable by $14,182. Capital assets and the corresponding capital lease obligation associated with the Italian operations will also be eliminated by the Company.

        The Company will record a termination fee of $8,845 to be paid in several tranches over the balance of fiscal year 2014. The net impact of these items results in a gain of $5,969 to be recognized in the statement of operations in the first quarter of fiscal year 2014.

        Overdue balances recorded in accounts receivable and payable as at February 28, 2013 between the two companies were settled in the amount of $19,409 and $13,843 respectively.

        The impact of these items will be recorded in the first quarter of fiscal year 2014 ending on May 31, 2013.

Items impacting cash on April 10, 2013:
Collection of overdue accounts receivable as at April 10th	19,409
Collection of contingent receivable previously recorded	13,843
Payment of accounts payable overdue as at April 10th	(13,856)

19,396

Other financial impacts:
Reduction of capital assets previously recorded	(659)
Elimination of capital lease obligation	1,291
Elimination of accounts payable amounts previously recorded	14,182

14,814
Termination fee to be disbursed in several tranches	(8,845)

Net Impact	5,969